Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Dec. 10, 2019 CLF	Dec. 31, 2025 CLP ($) shares	Dec. 31, 2025 CLF	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLP ($)
Contingencies and Commitments [Line Items]
Provisions for judicial contingencies (in Pesos) | $		$ 2,037			$ 1,592
Bank guarantees issued			CLF 4,879,700
Guarantees maturity date		Jan. 08, 2026	Jan. 08, 2026	Jan. 08, 2026
Bank guarantee amount			CLF 410,800
Fixed income financial instruments (in Pesos) | $		$ 2,148
Stock exchange shares (in Shares) | shares		300,000
Expire date		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Coverage amount (in Dollars) | $				$ 20,000,000
Bank guarantee maturity date		Jan. 08, 2026	Jan. 08, 2026	Jan. 08, 2026
Cash guarantee amount (in Dollars) | $				$ 122,494.32
Short sale operations (in Dollars) | $				$ 724,107.72
Guarantee compliance			CLF 10,000
Fine amount	CLF 7,500		CLF 50,000
Mapfre Seguros Generales S.A [Member]
Contingencies and Commitments [Line Items]
Guarantees maturity date		Apr. 22, 2026	Apr. 22, 2026	Apr. 22, 2026
Bank guarantee amount			CLF 722,700
Guarantee in an insurance policy			CLF 20,000